CASH FLOW INFORMATION (Schedule of Supplemental Disclosure) (Details) - USD ($)	12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019
Cash Flow Information
Interest paid, net of capitalized interest of $112,074 (2020), and $77,880 (2019)	$ 153,107	$ 115,657
Income tax (refunded)	(23,041)
Capitalized interest	112,074	77,880
Non-cash information
Recognition of operating lease right-of-use assets	39,464,411	27,100,000
Recognition of operating lease liabilities	30,222,981	17,900,000
Mortgage refinance	$ 5,255,920